UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

ADKSX

SEMI-ANNUAL REPORT

September 30, 2015

(Unaudited)

THE ADIRONDACK SMALL CAP FUND

MANAGERS COMMENTARY

SEPTEMBER 30, 2015 (UNAUDITED)

Dear Fellow Shareholders,

The Adirondack Small Cap Fund’s NAV at September 30th was $18.90, down 14.36% from its March 31st fiscal year-end.  The Fund’s benchmark index (Russell 2000® Value Index) declined 11.80% during the same period.  The top ten holdings represented 21.0% of the portfolio and the turnover for the first six months of the fiscal year stood at 12.14%.*

The Fund’s underperformance during this period (relative to its benchmark index) was mainly a result of it being significantly underweight the financial sector.  This sector recorded declines less than half of those experienced by the overall benchmark. (As of 9/30/15, financials represented 18.2% of the Fund’s portfolio and 43.9% of the Russell 2000® Value Index.)  Drilling deeper within this sector, it was the banks that held up the best, posting positive returns during this period of double digit declines.  The Fund holds just 3.5% in banks versus an index weighting of slightly more than 18.0%.  The modest weighting, however, is consistent with how we have historically constructed the portfolio.  We have never been particularly comfortable with owning small cap bank stocks.  Simply put, these stocks are difficult to analyze.  Coupling that with the considerable leverage banks employ and the increasing regulatory issues they face, makes us cautious of the entire group.

While small caps continue to trade at the upper end of historical valuation ranges, there is a growing list of companies that trade at reasonable valuations.  Enterprise Value to Sales (EV/Sales) is one of many valuation metrics we use when screening for new additions to the portfolio.  EV/Sales gives investors an idea of how much it costs to buy the entire company at current prices and is often more reliable than Price to Earnings (P/E) because it takes into account the amount of debt and cash a company holds.  Generally the lower the EV/Sales ratio, the more attractive or undervalued the company is believed to be.  Currently, for example, about 440 non-financial companies in our small cap universe trade for less than 1 times EV/Sales.  It’s an opportunity set which is about 20% greater than last year, driven by the sell-off in the energy, industrial and materials sectors.  As a result, we are more encouraged about opportunities in the small cap value space than we have been in a while.  We are witnessing consolidation in the technology sector and rationalization within the energy, materials and industrial sectors.  We are seeing private equity unlocking value through interesting business combinations and activists breaking up larger companies into more focused smaller ones.  As investors more frequently flock to growth and momentum stories they are ignoring very good companies in their chase to buy yesterday’s winners.

The Fund’s 10 year anniversary was in April.  We want to thank you again for your support during the past decade.  We have been the Fund’s portfolio managers since inception, consistently employing our strategy of researching “out of favor” securities and investing in those with the best potential of regaining investor support.  In addition, we have always been mindful of the Fund’s expense ratio as lower fees go hand in hand

THE ADIRONDACK SMALL CAP FUND

MANAGERS COMMENTARY (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

with our goal of generating superior investment performance.  We have worked diligently to reduce the expense ratio from 1.70% in 2005 to 1.32% in 2015.**

For the most up-to-date information on your investment, please visit our website at www.adirondackfunds.com.  As always, please don’t hesitate to pick up the phone and call us at (518) 690-0470.

Sincerely,

Matt Reiner, CFA

        Greg Roeder, CFA

Portfolio Manager

        Portfolio Manager

mreiner@adirondackfunds.com

        groeder@adirondackfunds.com

*Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 888-686-2729, or visiting www.adirondackfunds.com.

**Per the prospectus dated 8/1/15, the Fund’s gross annual operating expense ratio is 1.32%.The Advisor has contractually agreed to waive fees or reimburse the Fund to the extent necessary to maintain the Fund’s total annual operating expenses at 1.48% until July 31, 2016, subject to termination by the Fund on 60 days’ written notice.  The annualized expense ratio for the six months ending September 30 was 1.35%.

The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Additionally, value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market.

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-888-686-2729, or visiting www.adirondackfunds.com. Read it carefully before investing.  The Adirondack Small Cap Fund is distributed by Rafferty Capital Markets, LLC, Garden City, NY 11530.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

THE ADIRONDACK SMALL CAP FUND

TOP TEN HOLDINGS, as a Percentage of the Fund’s Net Assets

SEPTEMBER 30, 2015 (UNAUDITED)

1.	Vonage Holdings Corp.	2.85%
2.	Selective Insurance Group, Inc.	2.21%
3.	Fresh Del Monte Produce, Inc.	2.16%
4.	Endurance Specialty Holdings Ltd.	2.11%
5.	FirstMerit Corp.	1.99%
6.	Owens & Minor, Inc.	1.98%
7.	FLY Leasing Ltd.	1.96%
8.	MFA Financial, Inc.	1.95%
9.	KCG Holdings, Inc.	1.90%
10.	Nationstar Mortgage Holdings, Inc.	1.89%

* Excludes Fund's Money Market positions.

THE ADIRONDACK SMALL CAP FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
1.45%
Basic Materials
3.62%
Cash Equivalent
10.57%
Communication Services
4.77%
Consumer Cyclical
14.22%
Consumer Defensive
4.92%
Energy
1.35%
Financial Services
18.21%
Healthcare
6.87%
Industrials
10.94%
Real Estate
1.93%
Technology
21.15%

Sectors are categorized using Morningstar® classifications.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 87.50%

Accident & Health Insurance - 1.56%
232,706	CNO Financial Group, Inc. (1 Right per share, exp. 12/31/17)	$ 4,377,200

Agricultural Chemicals - 0.44%
219,596	Rentech, Inc. *	1,229,739

Agriculture Production - Crops - 2.16%
153,667	Fresh Del Monte Produce, Inc. (Cayman Islands)	6,071,383

Air Transportation Scheduled - 1.31%
142,805	JetBlue Airways Corp. *	3,680,085

Aircraft Parts & Auxiliary Equipment - 1.38%
376,282	LMI Aerospace, Inc. *	3,868,179

Biotechnology Research & Products - 1.23%
301,680	Trinity Biotech Plc. (Ireland)	3,451,219

Bituminous Coal & Lignite Surface Mining - 0.98%
1,048,895	Cloud Peak Energy, Inc. *	2,758,594

Business Services, NEC - 1.07%
134,258	Xura, Inc. *	3,004,694

Cogeneration Services & Small Power Producers - 1.81%
291,000	Covanta Holding Corp.	5,077,950

Commercial Banks - 1.99%
316,139	FirstMerit Corp.	5,586,176

Computer Peripheral Equipment, NEC - 0.96%
259,487	Brocade Communications Systems, Inc.	2,693,475

Computer Processing & Data Preparation - 0.90%
2,614,821	IPASS, Inc. *	2,536,376

Computer Programming, Data Processing, Etc. - 1.05%
175,170	Autobytel, Inc. *	2,937,601

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Computer Storage Devices - 0.91%
1,858,801	Violin Memory, Inc. *	$ 2,565,145

Crude Petroleum & Natural Gas - 0.45%
57,239	Bill Barrett Corp. *	188,889
34,800	Carrizo Oil & Gas, Inc. *	1,062,792
		1,251,681
Cutlery, Handtools & General Hardware - 1.34%
673,194	Blount International, Inc. *	3,749,691

Electric Lighting & Wiring Equipment - 2.40%
573,678	LSI Industries, Inc.	4,841,842
1,061,711	Orion Energy Systems, Inc. *	1,911,080
		6,752,922
Electric Services - 1.23%
167,106	Dynegy, Inc. *	3,454,081

Electrical Work - 0.28%
17,699	Emcor Group, Inc.	783,181

Electronic Components & Accessories - 2.90%
188,867	CTS Corp.	3,495,928
480,672	Vishay Intertechnology, Inc.	4,657,712
		8,153,640
Fabricated Plate Work (Boiler Shops) - 1.64%
553,198	Global Power Equipment Group, Inc. *	2,030,237
598,371	McDermott International, Inc. *	2,572,995
		4,603,232
Fire, Marine & Casualty Insurance - 4.32%
96,988	Endurance Specialty Holdings Ltd. (Bermuda)	5,919,178
199,920	Selective Insurance Group, Inc.	6,209,515
		12,128,693
Food & Kindred Products - 1.31%
450,166	Boulder Brands, Inc. *	3,686,860

Gold And Silver Ores - 0.34%
151,574	Pan American Silver Corp. (Canada)	962,495

Greeting Cards - 0.92%
97,998	CSS Industries, Inc.	2,581,267

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Heavy Construction Other Than Building Construction - Contractors - 1.34%
917,268	Sterling Construction Co., Inc. *	$ 3,769,971

Home Health Care - 0.11%
2,767,665	Hooper Holmes, Inc. *	314,684

Ice Cream & Frozen Desserts - 1.50%
255,658	Dean Foods Co.	4,223,470

Instruments for Measuring & Testing of Electricity & Electronic Signals - 0.54%
239,269	Xcerra Corp. *	1,502,609

Investment Advice - 0.38%
77,548	Janus Capital Group, Inc.	1,054,653

Leisure Time - 1.40%
469,912	Callaway Golf Corp.	3,923,765

Life Insurance - 2.60%
335,682	Genworth Financial, Inc. Class A *	1,550,851
11,796	National Western Life Insurance Co. *	2,626,969
94,802	Phoenix Companies, Inc. *	3,127,518
		7,305,338
Meat Packing Plants - 0.53%
482	Seaboard Corp. *	1,484,078

Medical & Dental Instruments & Supply - 2.92%
272,923	Cryolife, Inc. (1 Right per share, exp. 11/23/15)	2,655,541
173,942	Owens & Minor, Inc.	5,555,707
		8,211,248
Mining, Quarrying of Nonmetallic Mineral - 0.84%
172,200	Hecla Mining Co.	339,234
363,238	Intrepid Potash, Inc. *	2,012,339
		2,351,573
Mortgage Bankers & Loan Correspondents - 1.89%
383,482	Nationstar Mortgage Holdings, Inc. *	5,318,895

Motor Vehicle Parts & Accessories - 2.38%
238,295	Superior Industries International, Inc.	4,451,351
22,088	Visteon Corp. *	2,236,189
		6,687,540

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 0.80%
155,420	Invacare Corp.	$ 2,248,927

Photographic Equipment & Supplies - 1.45%
260,599	Eastman Kodak Co. *	4,070,556

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.53%
82,305	Kraton Performance Polymers, Inc. *	1,473,260

Printed Circuit Boards - 1.47%
56,173	Benchmark Electronics, Inc. *	1,222,324
136,040	Sanmina Corp. *	2,907,175
		4,129,499
Production Technology Equipment - 1.16%
703,068	Electro Scientific Industries, Inc. (1 Right per share, exp. 5/18/19) *	3,262,236

Radio & TV Broadcasting & Communications Equipment - 1.55%
690,713	SeaChange International, Inc. *	4,351,492

Retail-Apparel & Accessory Stores - 1.41%
221,434	Express, Inc. *	3,957,026

Retail-Auto Dealers & Gasoline Stations - 1.21%
327,464	TravelCenters of America LLC. *	3,382,703

Retail-Auto & Home Supply Stores - 1.79%
411,201	Pep Boys - Manny, Moe, and Jack *	5,012,540

Retail-Miscellaneous Shopping Goods Stores - 0.54%
237,565	Office Depot, Inc. *	1,525,167

Rolling Drawing & Extruding of Nonferrous Metals - 0.94%
201,063	Tredegar Corp.	2,629,904

Savings Institution, Federally Chartered - 1.26%
350,140	Brookline Bancorp, Inc.	3,550,420

Security Brokers, Dealers, & Flotation Companies - 1.90%
486,428	KCG Holdings, Inc. *	5,336,115

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Semiconductors & Related Devices - 1.82%
277,040	AXT, Inc. *	$ 531,917
672,304	NeoPhotonics Corp. *	4,578,390
		5,110,307
Services-Computer Integrated Systems Design - 1.54%
349,059	Allscripts Healthcare Solutions, Inc. *	4,328,332

Services-Computer Programming Services - 1.05%
724,040	RealNetworks, Inc. *	2,961,324

Services-Engineering, Accounting, Research, Management - 0.41%
302,279	PRGX Global, Inc. *	1,139,592

Services-Miscellaneous Equipment Rental & Leasing - 1.96%
416,941	FLY Leasing Ltd. (Ireland)	5,503,621

Services-Motion Picture & Video Tape Production - 0.50%
229,091	Gaiam, Inc. Class A *	1,408,910

Special Industry Machinery - 2.60%
1,335,963	Axcelis Technologies, Inc. *	3,567,021
1,601,558	Mattson Technology, Inc. *	3,731,630
		7,298,651
Sporting & Athletic Goods, NEC - 1.73%
775,561	Black Diamond, Inc. *	4,870,523

Steel Pipes and Tubes - 0.54%
115,605	Northwest Pipe Co. (1 Right per share, exp. 6/28/19)*	1,509,801

Surgical & Medical Instruments & Apparatus - 1.88%
156,586	Orthofix International N.V. (Curacao) *	5,284,777

Telephone Communications (No Radio Telephone) - 2.85%
1,363,022	Vonage Holdings Corp. *	8,014,569

Television Broadcasting Stations - 1.58%
250,367	E.W. Scripps Co.	4,423,985

Title Insurance - 1.49%
102,362	Stewart Information Services, Corp.	4,187,629

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Water Supply - 0.23%
132,299	Pure Cycle Corp. *	$ 654,880

TOTAL FOR COMMON STOCKS (Cost $246,770,509) - 87.50%		245,720,129

PREFERRED STOCK - 1.03%

Life Insurance - 1.03%
141,830	Phoenix Companies, Inc. 7.45% 1/15/32	2,894,750

TOTAL FOR PREFERRED STOCK (Cost $3,018,992) - 1.03%		2,894,750

REAL ESTATE INVESTMENT TRUST - 1.95%
804,144	MFA Financial, Inc.	5,476,221
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,919,480) - 1.95%		5,476,221

SHORT-TERM INVESTMENT - 10.69%
30,026,183	Huntington U.S. Treasury Money Market IV 0.01% **	30,026,183
TOTAL SHORT-TERM INVESTMENT (Cost $30,026,183) - 10.69%		30,026,183

TOTAL INVESTMENTS (Cost $285,735,164) - 101.17%		284,117,283

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.17)%		(3,285,671)

NET ASSETS - 100.00%		$280,831,612

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the yield at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $285,735,164)	$ 284,117,283
Cash	374,275
Receivables:
Securities Sold	139,103
Dividends and Interest	335,694
Shareholder Subscriptions	259,708
Prepaid Expenses	31,627
Total Assets	285,257,690
Liabilities:
Securities Purchased	3,688,221
Shareholder Redemptions	403,204
Due to Advisor	286,826
Due to Trustees	1,366
Accrued Expenses	46,461
Total Liabilities	4,426,078

Net Assets	$ 280,831,612

Net Assets Consist of:
Paid In Capital	$ 269,641,302
Accumulated Undistributed Net Investment Loss	(240,659)
Accumulated Realized Gain on Investments	13,048,850
Unrealized Depreciation in Value of Investments	(1,617,881)
Net Assets, for 14,861,038 Shares Outstanding	$ 280,831,612

Net Asset Value Per Share	$ 18.90

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

STATEMENT OF OPERATIONS

        For the Six Months Ending September 30, 2015 (UNAUDITED)

Investment Income:
Dividends (net of $2,860 of foreign tax withheld)	$ 1,569,450
Interest	122,851
Total Investment Income	1,692,301

Expenses:
Advisory	1,766,357
Transfer Agent	40,699
Legal	17,760
Custodian	20,189
Audit	8,023
Trustee	15,249
Chief Compliance Officer	15,000
Insurance	6,529
Registration and Filing Fees	23,139
Printing & Mailing	20,015
Total Expenses	1,932,960

Net Investment Loss	(240,659)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	5,759,724
Net Change in Unrealized Depreciation on Investments	(50,341,561)
Realized and Unrealized Loss on Investments	(44,581,837)

Net Decrease in Net Assets Resulting from Operations	$ (44,822,496)

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2015	3/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (240,659)	$ (321,669)
Net Realized Gain on Investments	5,759,724	14,610,337
Unrealized Depreciation on Investments	(50,341,561)	(9,084,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,822,496)	5,203,701

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(18,286,101)
Total Dividends and Distributions Paid to Shareholders	-	(18,286,101)

Capital Share Transactions	60,664,679	(6,103,795)

Total Increase (Decrease) in Net Assets	15,842,183	(19,186,195)

Net Assets:
Beginning of Period	264,989,429	284,175,624

End of Period (Including Undistributed Net Investment Income (Loss) of $(240,659) and $0, respectively)
	$ 280,831,612	$ 264,989,429

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2015		Years Ended
			3/31/ 2015	3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011

Net Asset Value, at Beginning of Period	$ 22.07		$ 22.94	$ 17.96	$ 15.74	$ 16.38	$ 12.77

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)		(0.02)	(0.05)	0.02	0.00	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	(3.15)		0.63	5.98	2.24	(0.33)	3.65
Total from Investment Operations	(3.17)		0.61	5.93	2.26	(0.33)	3.61

Distributions:
Net Investment Income	-		-	-	(0.03)	-	-
Realized Gains	-		(1.48)	(0.95)	(0.01)	(0.31)	-
Total from Distributions	-		(1.48)	(0.95)	(0.04)	(0.31)	-

Proceeds from Redemption Fees †	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 18.90		$ 22.07	$ 22.94	$ 17.96	$ 15.74	$ 16.38

Total Return **	(14.36)%	(b)	2.87%	33.17%	14.40%	(1.74)%	28.27%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$280,832		$264,989	$284,176	$120,146	$ 91,485	$ 58,389
Ratio of Expenses to Average Net Assets
Before Waivers/Recapture	1.35%	(a)	1.37%	1.38%	1.44%	1.50%	1.64%
After Waivers/Recapture	1.35%	(a)	1.37%	1.41%	1.48%	1.48%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Waivers/Recapture	(0.17)%	(a)	(0.11)%	(0.20)%	0.17%	(0.01)%	(0.47)%
After Waivers/Recapture	(0.17)%	(a)	(0.11)%	(0.23)%	0.14%	0.01%	(0.31)%
Portfolio Turnover	12.14%	(b)	37.36%	32.97%	30.81%	33.00%	22.95%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

†  Amount less than $0.005 per share, redemption fees were eliminated for transactions beginning 8/1/2013.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”) is a diversified series of Adirondack Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment adviser, Adirondack Research & Management, Inc. (the “Advisor”), believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value according to the procedures described in Note 3.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Fund did not invest in any financial futures contracts during the six months ended September 30, 2015.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Note 3. Security Valuations

Processes and Structure

The Trust's Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, preferred stocks and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2015:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$245,720,129	$ -	$ -	$ 245,720,129
Preferred Stocks	2,894,750	-	-	2,894,750
Real Estate Investment Trust	5,476,221	-	-	5,476,221
Short-Term Investment	30,026,183	-	-	30,026,183
	$284,117,283	$ -	$ -	$ 284,117,283

The Fund did not hold any Level 3 assets during the period ended September 30, 2015. The Fund did not hold any derivative instruments at any time during the period ended September 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder and Matthew Reiner, each an officer of the Fund, are shareholders of the Advisor. Stephen

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Gonick and Louis Morizio are also shareholders of the Advisor.  Under the Agreement, the Advisor earns a monthly fee from the Fund.  Prior to August 1, 2015, the monthly fee was based on an annual rate of 1.25% of the Fund’s average daily net assets.  Effective August 1, 2015, the monthly fee is based on an annual rate of 1.20% of the Fund’s average daily net assets.  Effective August 1, 2015 through July 31, 2106, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.48%.  The Advisor’s obligation to waive fees or reimburse expenses excludes brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, extraordinary expenses, and costs of acquired funds. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  As of September 30, 2015, the Advisor did not have any fess or expenses remaining subject to recoupment.  For the six months ended September 30, 2015, the Advisor earned advisory fees of $1,766,357.  As of September 30, 2015, the Fund owed the Advisor $286,826.

Note 5.  Distribution Agreement

The Fund entered into a Distribution Agreement with Rafferty Capital Markets, LLC (“RCM”) on May 30, 2014 (which became effective July 1, 2014), after approval of the Distribution Agreement by the Board of Trustees at a meeting held on May 16, 2014.  Under the Distribution Agreement, RCM acts as the Fund’s principal underwriter in connection with the offering and sale of shares of the Fund.  The Advisor, from its own resources, and not the Fund, is responsible for the payment of the distribution fees to RCM in the amount of $15,000 per year and also any other out-of-pocket expenses which are disclosed in the Distribution Agreement between the Fund and RCM.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $269,641,302 as of September 30, 2015.  Transactions in capital for the six months ended September 30, 2015, and the year ended March 31, 2015 were as follows:

	September 30, 2015		March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	4,338,182	$ 91,516,746	5,389,494	$ 117,125,723
Shares reinvested	-	-	735,107	15,672,484
Shares redeemed	(1,481,332)	(30,852,067)	(6,507,413)	(138,902,002)
Net increase (decrease)	2,856,850	$ 60,664,679	(382,812)	$ (6,103,795)

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Note 7. Investment Transactions

For the six months ended September 30, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $79,338,879 and $31,228,001, respectively.

Note 8. Tax Matters

As of March 31, 2015, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments *	$217,082,177

Gross tax appreciation of investments	$ 61,821,029

Gross tax depreciation of investments	$(13,772,214)

Net tax appreciation of investments	$ 48,048,815

The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at March 31, 2015, the following represents the tax basis capital gains and losses and undistributed ordinary income:

Undistributed Ordinary Income	$ 71,691
Undistributed Long-Term Capital Gains	7,891,788
Net Unrealized Appreciation	48,048,815
Total Distributable Earnings	$ 56,012,294

* The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to different book/tax treatment of short-term capital gains and due to certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

On December 26, 2014, the Fund declared and paid a distribution of $1.09313 per share of long term capital gain and $0.38365 of short term capital gain.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The tax character of distributions paid during the six months ended September 30, 2015, and the year ended March 31, 2015, were as follows:

	September 30, 2015	March 31, 2015
Ordinary Income	$ -	$ 4,750,513
Long-term Gain	$ -	$ 13,535,588

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of September 30, 2015, National Financial Service Corp., for the benefit of its customers, owned 38.01% of the Fund. As of September 30, 2015, Charles Schwab & Co., for the benefit of its customers, owned 30.41% of the Fund.

THE ADIRONDACK SMALL CAP FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

Expense Example

 As a shareholder of The Adirondack Small Cap Fund, you incur ongoing costs which typically consist of: management fees, custody fees, transfer agent fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$856.37	$6.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Kevin Gallagher 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1964	Trustee since March 2005	1	Owner and Managing Partner of Panurgy NY Metro, LLC (information technology services firm) since 2004.
Wade Coton 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1968	Trustee since March 2005	1	Owner, Manchester Homes, LLC since March 2013. Home Builder and Developer, LDM Management Group Inc. from January 2007 to February 2013.
Norman Joseph Plourde 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1963	Trustee since March 2005	1	Principal and General Manager of Operations, Ideal Wood Products since 2006.

Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Gregory A. Roeder 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1963	President since March 2005	N/A	President and Portfolio Manager, Adirondack Research & Management, Inc. from 2004 to present.
Jarrod H. Becker 45 Nashville Rd. Jericho, VT 05465 Year of Birth: 1977	Secretary since 2011; Chief Compliance Officer since 2010	N/A

Chief Compliance Officer, Adirondack Research & Management, Inc. from July 2013 to present.  Business Manager, Northern Vermont Resource Conservation and Development Council, Inc. (non-profit) from April 2005 to December 2013.

Matthew P. Reiner 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1965	Treasurer and Principal Financial Officer since March 2005	N/A	CFO and Portfolio Manager, Adirondack Research & Management, Inc. from February 2005 to present.

The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge by calling (888) 686-2729.

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the SEC on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at the Fund’s transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement

At the Annual Board Meeting of Adirondack Funds (held May 15, 2015), the Board of Trustees considered renewal of the advisory contract with Adirondack Research & Management, Inc. (Advisor). The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory contract, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

1.

Quality/Nature of Services of ARMI to the Fund.

The Trustees agreed that they were highly satisfied with the quality and nature of services the Fund receives from the Adviser; they were consistent with what the Trustees expected. In particular, the Trustees noted:

•

The administrative services to the Fund provided by the Adviser, such as Blue Sky Filings, keeping board books, preparing the Annual Report, and arranging for a

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Fidelity Bond are at no cost to the Fund (normally these services are provided by an administrator and charged to the shareholder).

•

The Adviser pays the expenses of Rafferty Capital Markets, LLC, the Fund's distributor.

•

The strong long-term performance of the Fund; The Fund is a five star Morningstar fund, and has been ranked four or five stars by Morningstar for 74 out of 85 months.

•

The Adviser's compliance is good and the Trustees are pleased with Mr. Becker's compliance work for the Adviser.

•

The shareholders are benefitting from the quality of the Adviser's trade execution.

The Trustees believe the Adviser continues to provide high quality services to shareholders of the Fund and they are confident the Adviser will continue to do so in the future.

2.

Management Fee

A discussion was had regarding lowering the Management Fee to 1.20% from 1.25%. While the Trustees have been pleased with the fairly steady reduction of the expense ratio since inception, the importance of further minimizing shareholder expenses was recognized. Such a reduction would also help the Fund be more competitive in the market.

Based on the Adviser's performance and its high quality of service, the Board deems the management fee reasonable. While the Management Fee remains above the peer industry average, the Trustees consider the high level of research and active management provided by Adviser as a benefit to the Fund's shareholders. Additionally, as noted above, the Adviser takes on some additional administrative services that would otherwise be charged to the shareholders. The Adviser does not manage similar products.

3.

Profitability

The Trustees reviewed the profitability of the Adviser. Specifically, the Trustees considered the gross and net advisory fees earned by the Adviser as well as the direct expenses of the Adviser for servicing the Fund. The Trustees reviewed the revenue, recoupment, and finances of the Adviser. The Trustees concluded the profitability to be reasonable both in terms of dollars earned and as a percentage of revenue considering the services provided by the Adviser, and the profitability to be in-line with that in the industry.

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

4.

Economies of Scale and Other Benefits Adviser Receives

The Trustees discussed the following: while assets under management had decreased during the past fiscal year, this trend had started to reverse. With the recent increase in assets, economies of scale have again begun to be realized. The overall increase in assets under management has resulted in a gradual decline in the expense ratio. As the Fund continues to grow, the Adviser will reevaluate its staffing needs. The Trustees agreed that a strong Adviser with bolstered infrastructure should benefit shareholders, but that breakpoints are not realistic at this time or in the foreseeable future.

Upon motion duly made and seconded, considering the criteria set forth above, the renewal of the management agreement was approved by the unanimous vote of the Trustees, including the disinterested Trustees.

Board of Trustees

Wade Coton

Kevin Gallagher

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, NY 12084

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43215

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

Distributor

Rafferty Capital Markets, LLC

1010 Franklin Avenue, Suite 300A

Garden City, NY  11530

This report is provided for the general information of the shareholders of The Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date December 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date December 8, 2015

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date December 8, 2015

* Print the name and title of each signing officer under his or her signature.